Income Taxes - Unused tax losses (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Property and equipment, no expiry date	$ 1,000	$ 2,000
Non-capital losses available for future periods – United States, Canada, China, Expiry date 2028-2035	$ 343,000	$ 212,000